Business segments - Contribution of Segments to Overall Profitability (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total fee and other revenue	[1]	$ 14,307	$ 13,352	$ 13,025
Net interest income (expense)		4,312	4,345	3,504
Total revenue		18,619	17,697	16,529
Provision for credit losses		70	119	39
Net income (loss) attributable to noncontrolling interests		13	2	(13)
Operating segments
Segment Reporting Information [Line Items]
Total fee and other revenue		14,294	13,350	13,038
Net interest income (expense)		4,312	4,345	3,504
Total revenue		18,606	17,695	16,542
Provision for credit losses		70	119	39
Noninterest expense		12,701	13,295	13,010
Income (loss) before income taxes		$ 5,835	$ 4,281	$ 3,493
Pre-tax operating margin		31.00%	24.00%	21.00%
Average assets		$ 413,334	$ 406,742	$ 426,687
Operating segments | Securities Services
Segment Reporting Information [Line Items]
Total fee and other revenue		6,448	6,029	5,974
Net interest income (expense)		2,468	2,569	2,028
Total revenue		8,916	8,598	8,002
Provision for credit losses		38	99	8
Noninterest expense		6,314	6,358	6,281
Income (loss) before income taxes		$ 2,564	$ 2,141	$ 1,713
Pre-tax operating margin		29.00%	25.00%	21.00%
Average assets		$ 196,740	$ 197,434	$ 212,575
Operating segments | Market and Wealth Services
Segment Reporting Information [Line Items]
Total fee and other revenue		4,535	4,160	3,889
Net interest income (expense)		1,729	1,710	1,410
Total revenue		6,264	5,870	5,299
Provision for credit losses		19	41	7
Noninterest expense		3,353	3,205	2,936
Income (loss) before income taxes		$ 2,892	$ 2,624	$ 2,356
Pre-tax operating margin		46.00%	45.00%	44.00%
Average assets		$ 124,448	$ 131,383	$ 138,249
Operating segments | Investment and Wealth Management
Segment Reporting Information [Line Items]
Total fee and other revenue		3,213	2,987	3,335
Net interest income (expense)		176	168	228
Total revenue		3,389	3,155	3,563
Provision for credit losses		4	(4)	1
Noninterest expense		2,780	2,776	3,515
Income (loss) before income taxes		$ 605	$ 383	$ 47
Pre-tax operating margin		18.00%	12.00%	1.00%
Average assets		$ 26,385	$ 26,714	$ 32,057
Net income (loss) attributable to noncontrolling interests		13	2	(13)
Operating segments | Other
Segment Reporting Information [Line Items]
Total fee and other revenue		98	174	(160)
Net interest income (expense)		(61)	(102)	(162)
Total revenue		37	72	(322)
Provision for credit losses		9	(17)	23
Noninterest expense		254	956	278
Income (loss) before income taxes		(226)	(867)	(623)
Average assets		$ 65,761	$ 51,211	$ 43,806

[1]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (Accounting Standards Update (“ASU”) 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.